Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V,

Ameritas Variable Separate Account VA-2,

Carillon Life Account and Carillon Account

Supplement to:

Corporate Benefit VUL, Overture Applause!, Overture Applause! II,

Overture Bravo!, Overture Encore!,

and Overture Annuity III-Plus

Prospectuses Dated May 1, 2007

Excel Choice and Excel Executive Edge

Prospectuses Dated November 5, 2007

Overture Ovation!, Protector hVUL,

and Excel Accumulator

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III,

Overture Accent!, and Overture Acclaim!

Prospectuses Dated September 1, 2009

VA I and VA II and VA II SA

Prospectuses Dated December 31, 2009

Excel Performance VUL (NY)

Prospectus Dated May 1, 2010

Advantage VA III

Prospectus Dated May 1, 2012

Supplement Dated January 6, 2021

Effective December 1, 2020, the investment sub-adviser to Calvert VP Volatility Managed Moderate Growth Portfolio, Class F and Calvert VP Volatility Managed Moderate Portfolio, Class F is Ameritas Investment Partners, Inc.

All other provisions remain as stated in your Policy and prospectus, as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2492 1-21